Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash in bank accounts	SFr 617,409	SFr 15,395
Cash on hand
Total cash and cash equivalents	SFr 617,409	SFr 15,395